Third Quarter Report
February 28, 2023 (Unaudited)
Columbia High Yield Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia High Yield Bond Fund, February 28, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Convertible Bonds 0.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.9%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	19,098,000	12,205,152
Total Convertible Bonds (Cost $17,035,161)			12,205,152

Corporate Bonds & Notes 91.5%

Aerospace & Defense 1.7%
Bombardier, Inc.(a)
04/15/2027	7.875%	2,723,000	2,705,262
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	1,529,000	1,619,866
TransDigm UK Holdings PLC
05/15/2026	6.875%	1,017,000	995,962
TransDigm, Inc.(a)
03/15/2026	6.250%	13,968,000	13,791,528
TransDigm, Inc.(a),(b)
08/15/2028	6.750%	3,208,000	3,191,301
Total			22,303,919
Airlines 2.6%
Air Canada(a)
08/15/2026	3.875%	3,955,000	3,569,801
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	14,097,486	13,744,557
04/20/2029	5.750%	5,103,691	4,849,296
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	5,696,446	5,296,295
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	6,304,755	6,298,631
Total			33,758,580
Automotive 3.8%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	1,716,000	1,624,984
04/01/2027	6.500%	203,000	187,280
Clarios Global LP(a)
05/15/2025	6.750%	2,270,000	2,258,860
Ford Motor Co.
02/12/2032	3.250%	3,108,000	2,359,294
01/15/2043	4.750%	1,697,000	1,244,700
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Credit Co. LLC
03/18/2024	5.584%	4,661,000	4,620,699
11/01/2024	4.063%	1,261,000	1,214,813
06/16/2025	5.125%	1,781,000	1,719,504
11/13/2025	3.375%	4,360,000	4,009,206
01/08/2026	4.389%	2,745,000	2,582,193
05/28/2027	4.950%	1,375,000	1,281,599
08/17/2027	4.125%	5,119,000	4,567,351
11/04/2027	7.350%	2,400,000	2,435,713
02/16/2028	2.900%	2,325,000	1,938,088
11/13/2030	4.000%	3,180,000	2,651,924
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	1,512,000	1,315,673
IAA Spinco, Inc.(a)
06/15/2027	5.500%	3,971,000	4,016,034
IHO Verwaltungs GmbH(a),(c)
09/15/2026	4.750%	770,000	710,772
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	5,162,000	5,031,143
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%	4,347,000	4,321,287
Total			50,091,117
Brokerage/Asset Managers/Exchanges 1.9%
AG Issuer LLC(a)
03/01/2028	6.250%	117,000	109,558
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	5,036,000	5,110,193
Hightower Holding LLC(a)
04/15/2029	6.750%	4,062,000	3,458,392
NFP Corp(a)
10/01/2030	7.500%	3,974,000	3,790,738
NFP Corp.(a)
08/15/2028	4.875%	4,122,000	3,618,936
08/15/2028	6.875%	10,440,000	8,889,250
Total			24,977,067
Building Materials 1.3%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	6,043,000	5,408,485
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	2,198,000	2,064,034
Interface, Inc.(a)
12/01/2028	5.500%	551,000	451,797
SRS Distribution, Inc.(a)
07/01/2028	4.625%	5,453,000	4,780,105
12/01/2029	6.000%	3,708,000	3,090,667
2	Columbia High Yield Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
White Cap Buyer LLC(a)
10/15/2028	6.875%	1,687,000	1,530,930
Total			17,326,018
Cable and Satellite 6.6%
CCO Holdings LLC/Capital Corp.(a)
06/01/2029	5.375%	6,200,000	5,532,286
03/01/2030	4.750%	11,138,000	9,366,496
08/15/2030	4.500%	4,484,000	3,697,543
02/01/2032	4.750%	4,106,000	3,344,242
CSC Holdings LLC(a)
01/15/2030	5.750%	2,571,000	1,471,836
12/01/2030	4.125%	1,315,000	942,891
12/01/2030	4.625%	2,400,000	1,292,050
02/15/2031	3.375%	15,426,000	10,580,601
DISH DBS Corp.
06/01/2029	5.125%	9,530,000	5,633,114
DISH Network Corp.(a)
11/15/2027	11.750%	5,170,000	5,242,215
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	5,652,000	4,233,312
09/15/2028	6.500%	6,960,000	3,273,043
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	3,338,000	2,952,826
07/01/2030	4.125%	6,167,000	5,034,880
Videotron Ltd.(a)
06/15/2029	3.625%	3,504,000	2,952,803
Virgin Media Finance PLC(a)
07/15/2030	5.000%	7,349,000	6,013,592
VZ Secured Financing BV(a)
01/15/2032	5.000%	7,667,000	6,341,435
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	3,470,000	2,792,139
Ziggo BV(a)
01/15/2030	4.875%	7,741,000	6,560,611
Total			87,257,915
Chemicals 3.8%
Avient Corp.(a)
08/01/2030	7.125%	2,706,000	2,711,074
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	2,346,000	1,953,453
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	2,767,000	2,573,610
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	3,594,000	3,451,381
Element Solutions, Inc.(a)
09/01/2028	3.875%	5,917,000	5,126,047
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HB Fuller Co.
10/15/2028	4.250%	3,105,000	2,722,472
Herens Holdco Sarl(a)
05/15/2028	4.750%	4,046,000	3,317,833
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	1,609,000	1,440,057
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	814,000	717,023
Ingevity Corp.(a)
11/01/2028	3.875%	3,545,000	3,039,937
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	3,244,000	3,223,694
Iris Holdings, Inc.(a),(c)
02/15/2026	8.750%	2,366,000	2,140,900
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	4,186,000	3,503,010
SPCM SA(a)
03/15/2027	3.125%	1,661,000	1,436,908
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%	1,671,000	1,296,705
09/30/2029	7.500%	939,000	640,603
WR Grace Holdings LLC(a)
06/15/2027	4.875%	5,928,000	5,449,235
08/15/2029	5.625%	6,296,000	5,073,899
03/01/2031	7.375%	832,000	826,009
Total			50,643,850
Construction Machinery 1.1%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	10,696,000	9,211,312
Herc Holdings, Inc.(a)
07/15/2027	5.500%	2,032,000	1,914,612
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	3,498,000	3,497,245
Total			14,623,169
Consumer Cyclical Services 2.8%
APX Group, Inc.(a)
02/15/2027	6.750%	2,620,000	2,529,085
Arches Buyer, Inc.(a)
06/01/2028	4.250%	5,763,000	4,740,574
12/01/2028	6.125%	3,435,000	2,826,754
Match Group, Inc.(a)
12/15/2027	5.000%	1,031,000	960,621
06/01/2028	4.625%	2,144,000	1,914,283
02/15/2029	5.625%	1,076,000	991,543
Staples, Inc.(a)
04/15/2026	7.500%	2,462,000	2,190,259

Columbia High Yield Bond Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uber Technologies, Inc.(a)
05/15/2025	7.500%	10,010,000	10,110,611
08/15/2029	4.500%	12,548,000	11,116,964
Total			37,380,694
Consumer Products 1.5%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	6,030,000	5,259,244
Mattel, Inc.(a)
12/15/2027	5.875%	2,735,000	2,670,868
Newell Brands, Inc.
09/15/2027	6.375%	1,112,000	1,105,549
09/15/2029	6.625%	1,572,000	1,558,506
Prestige Brands, Inc.(a)
01/15/2028	5.125%	1,428,000	1,345,387
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	1,865,000	1,499,422
Spectrum Brands, Inc.
07/15/2025	5.750%	2,076,000	2,042,314
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	3,461,000	2,994,105
07/15/2030	5.500%	240,000	212,149
Tempur Sealy International, Inc.(a)
10/15/2031	3.875%	1,032,000	832,274
Total			19,519,818
Diversified Manufacturing 1.4%
Chart Industries, Inc.(a)
01/01/2030	7.500%	1,820,000	1,847,867
01/01/2031	9.500%	624,000	652,171
Madison IAQ LLC(a)
06/30/2028	4.125%	3,229,000	2,760,140
06/30/2029	5.875%	2,861,000	2,281,648
Resideo Funding, Inc.(a)
09/01/2029	4.000%	3,127,000	2,567,534
Vertical Holdco GmbH(a)
07/15/2028	7.625%	566,000	519,313
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	1,123,000	1,023,782
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	3,201,000	3,234,125
06/15/2028	7.250%	4,147,000	4,213,621
Total			19,100,201
Electric 5.1%
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	4,159,000	3,820,672
02/15/2031	3.750%	11,701,000	9,515,847
01/15/2032	3.750%	5,451,000	4,339,502
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FirstEnergy Corp.
11/15/2031	7.375%	1,042,000	1,171,118
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	5,183,000	4,408,335
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	14,495,000	13,290,170
NRG Energy, Inc.(a)
06/15/2029	5.250%	9,490,000	8,441,846
02/15/2031	3.625%	2,553,000	1,981,620
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	2,180,000	1,945,318
PG&E Corp.
07/01/2028	5.000%	1,985,000	1,811,132
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	5,584,000	5,143,096
01/15/2030	4.750%	4,435,000	3,839,715
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	1,147,000	1,097,645
02/15/2027	5.625%	2,638,000	2,502,751
07/31/2027	5.000%	1,538,000	1,429,507
05/01/2029	4.375%	2,730,000	2,360,790
Total			67,099,064
Environmental 1.2%
Clean Harbors, Inc.(a)
02/01/2031	6.375%	513,000	511,287
GFL Environmental, Inc.(a)
06/01/2025	4.250%	2,474,000	2,367,290
08/01/2025	3.750%	2,894,000	2,723,187
12/15/2026	5.125%	3,627,000	3,478,357
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	7,108,000	6,488,441
Total			15,568,562
Finance Companies 1.7%
Navient Corp.
06/25/2025	6.750%	4,810,000	4,742,606
OneMain Finance Corp.
09/15/2030	4.000%	228,000	174,096
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	4,497,000	4,067,806
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	2,146,000	1,730,139
03/01/2031	3.875%	4,163,000	3,230,795
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	10,010,000	7,407,283

4	Columbia High Yield Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springleaf Finance Corp.
03/15/2024	6.125%	1,490,000	1,472,701
Total			22,825,426
Food and Beverage 2.3%
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	3,562,000	3,434,569
06/15/2030	6.000%	2,566,000	2,480,627
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	11,764,000	11,117,834
Pilgrim’s Pride Corp.
04/15/2031	4.250%	2,118,000	1,768,586
03/01/2032	3.500%	868,000	676,366
Post Holdings, Inc.(a)
03/01/2027	5.750%	2,444,000	2,388,894
01/15/2028	5.625%	1,020,000	978,749
04/15/2030	4.625%	2,626,000	2,277,495
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	2,749,000	2,358,277
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	3,502,000	2,856,353
Total			30,337,750
Gaming 3.6%
Boyd Gaming Corp.
12/01/2027	4.750%	1,892,000	1,780,709
Boyd Gaming Corp.(a)
06/15/2031	4.750%	857,000	756,763
Caesars Entertainment, Inc.(a)
02/15/2030	7.000%	5,158,000	5,194,626
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	5,993,000	5,975,545
07/01/2025	6.250%	5,031,000	4,992,677
07/01/2027	8.125%	8,191,000	8,270,436
International Game Technology PLC(a)
02/15/2025	6.500%	1,151,000	1,154,184
04/15/2026	4.125%	1,892,000	1,758,054
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	5,237,000	4,492,791
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	2,071,000	1,683,806
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	4,558,000	4,013,000
Scientific Games International, Inc.(a)
05/15/2028	7.000%	2,215,000	2,165,654
VICI Properties LP/Note Co., Inc.(a)
06/15/2025	4.625%	3,784,000	3,636,537
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	1,427,000	1,388,558
Total			47,263,340
Health Care 5.4%
180 Medical, Inc.(a)
10/15/2029	3.875%	1,050,000	919,024
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	601,000	564,140
04/15/2029	5.000%	2,294,000	2,089,108
AdaptHealth LLC(a)
08/01/2029	4.625%	925,000	776,658
03/01/2030	5.125%	5,378,000	4,638,067
Avantor Funding, Inc.(a)
07/15/2028	4.625%	3,369,000	3,098,284
11/01/2029	3.875%	7,225,000	6,249,923
Catalent Pharma Solutions, Inc.(a)
04/01/2030	3.500%	2,930,000	2,542,562
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	1,072,000	967,736
03/15/2029	3.750%	1,397,000	1,213,482
03/15/2031	4.000%	1,596,000	1,372,684
CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%	4,444,000	3,120,747
05/15/2030	5.250%	7,800,000	6,269,092
02/15/2031	4.750%	922,000	712,618
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	1,595,000	1,421,400
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%	3,215,000	2,639,922
Select Medical Corp.(a)
08/15/2026	6.250%	5,661,000	5,416,859
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	228,000	224,987
04/15/2027	10.000%	1,756,000	1,786,900
Teleflex, Inc.
11/15/2027	4.625%	3,130,000	2,946,759
Teleflex, Inc.(a)
06/01/2028	4.250%	946,000	857,031
Tenet Healthcare Corp.
02/01/2027	6.250%	3,553,000	3,461,084
11/01/2027	5.125%	7,256,000	6,821,504
10/01/2028	6.125%	4,440,000	4,109,434
01/15/2030	4.375%	1,776,000	1,554,444
Tenet Healthcare Corp.(a)
06/15/2030	6.125%	2,352,000	2,242,172
US Acute Care Solutions LLC(a)
03/01/2026	6.375%	4,101,000	3,634,998
Total			71,651,619

Columbia High Yield Bond Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.5%
Meritage Homes Corp.(a)
04/15/2029	3.875%	1,930,000	1,662,561
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	1,843,000	1,638,625
04/01/2029	4.750%	513,000	451,077
Taylor Morrison Communities, Inc./Holdings II(a)
03/01/2024	5.625%	2,745,000	2,730,769
Total			6,483,032
Independent Energy 5.6%
Apache Corp.
09/01/2040	5.100%	1,016,000	836,555
02/01/2042	5.250%	755,000	613,091
04/15/2043	4.750%	2,937,000	2,253,630
Callon Petroleum Co.
07/01/2026	6.375%	1,384,000	1,310,730
Callon Petroleum Co.(a)
08/01/2028	8.000%	1,453,000	1,425,366
06/15/2030	7.500%	1,504,000	1,412,060
Centennial Resource Production LLC(a)
04/01/2027	6.875%	689,000	663,252
CNX Resources Corp.(a)
01/15/2029	6.000%	2,593,000	2,350,459
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	9,094,000	8,169,338
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	1,378,000	1,249,692
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	8,929,000	8,309,049
02/01/2029	5.750%	2,250,000	2,041,787
Matador Resources Co.
09/15/2026	5.875%	5,949,000	5,742,350
Occidental Petroleum Corp.
09/01/2030	6.625%	6,530,000	6,709,017
01/01/2031	6.125%	6,027,000	6,069,221
05/01/2031	7.500%	1,490,000	1,594,079
09/15/2036	6.450%	7,823,000	7,845,254
03/15/2046	6.600%	1,129,000	1,148,930
SM Energy Co.
07/15/2028	6.500%	6,017,000	5,565,614
Southwestern Energy Co.
02/01/2032	4.750%	10,396,000	8,943,393
Total			74,252,867
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 2.8%
Carnival Corp.(a)
03/01/2026	7.625%	1,763,000	1,587,060
03/01/2027	5.750%	5,805,000	4,769,141
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	3,205,000	3,429,478
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	4,476,000	4,426,092
Cinemark USA, Inc.(a)
03/15/2026	5.875%	8,298,000	7,595,973
07/15/2028	5.250%	80,000	66,956
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%	1,629,000	1,465,673
NCL Corp., Ltd.(a)
02/15/2027	5.875%	2,178,000	2,022,120
Royal Caribbean Cruises Ltd.(a)
08/31/2026	5.500%	4,314,000	3,966,309
07/15/2027	5.375%	1,048,000	922,826
01/15/2029	9.250%	700,000	742,524
01/15/2030	7.250%	5,373,000	5,386,457
Total			36,380,609
Lodging 0.2%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	1,328,000	1,313,116
05/01/2028	5.750%	1,440,000	1,401,362
Total			2,714,478
Media and Entertainment 2.8%
Clear Channel International BV(a)
08/01/2025	6.625%	4,173,000	4,089,611
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	4,149,000	3,455,482
06/01/2029	7.500%	1,861,000	1,505,700
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	4,457,000	3,978,282
iHeartCommunications, Inc.
05/01/2026	6.375%	756,788	712,910
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	4,482,000	3,910,435
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	1,896,000	1,711,008
01/15/2029	4.250%	1,468,000	1,211,715
03/15/2030	4.625%	4,828,000	3,958,961
Playtika Holding Corp.(a)
03/15/2029	4.250%	6,648,000	5,447,052

6	Columbia High Yield Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Roblox Corp.(a)
05/01/2030	3.875%	4,511,000	3,708,378
Univision Communications, Inc.(a)
06/30/2030	7.375%	2,936,000	2,785,726
Total			36,475,260
Metals and Mining 3.5%
Allegheny Technologies, Inc.
10/01/2029	4.875%	1,139,000	1,022,740
10/01/2031	5.125%	4,832,000	4,269,129
Constellium SE(a)
06/15/2028	5.625%	2,534,000	2,359,353
04/15/2029	3.750%	14,087,000	11,674,021
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	5,530,000	4,962,774
04/01/2029	6.125%	13,088,000	11,551,786
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	5,121,000	4,054,760
Novelis Corp.(a)
11/15/2026	3.250%	2,802,000	2,468,134
01/30/2030	4.750%	2,560,000	2,247,889
08/15/2031	3.875%	1,421,000	1,149,207
Total			45,759,793
Midstream 4.8%
CNX Midstream Partners LP(a)
04/15/2030	4.750%	3,589,000	2,947,059
DCP Midstream Operating LP
04/01/2044	5.600%	3,189,000	2,980,422
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	4,005,000	3,931,271
EQM Midstream Partners LP(a)
07/01/2025	6.000%	4,666,000	4,502,917
06/01/2027	7.500%	1,178,000	1,154,767
07/01/2027	6.500%	2,315,000	2,194,460
01/15/2029	4.500%	2,593,000	2,168,354
EQM Midstream Partners LP
07/15/2028	5.500%	3,305,000	2,949,192
07/15/2048	6.500%	5,911,000	4,406,628
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%	1,769,000	1,716,966
02/01/2028	5.000%	4,181,000	3,791,593
NuStar Logistics LP
10/01/2025	5.750%	2,328,000	2,250,414
06/01/2026	6.000%	2,535,000	2,424,190
04/28/2027	5.625%	6,524,000	6,082,161
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	5,843,000	4,989,760
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	4,898,000	4,231,011
08/15/2031	4.125%	7,668,000	6,578,218
11/01/2033	3.875%	4,167,000	3,398,755
Total			62,698,138
Oil Field Services 0.7%
Nabors Industries Ltd.(a)
01/15/2026	7.250%	1,125,000	1,070,233
01/15/2028	7.500%	2,318,000	2,161,430
Nabors Industries, Inc.(a)
05/15/2027	7.375%	1,532,000	1,473,822
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	3,955,000	4,036,107
Total			8,741,592
Other REIT 1.5%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%	4,756,000	4,050,906
Ladder Capital Finance Holdings LLLP/Corp.(a)
02/01/2027	4.250%	8,519,000	7,272,985
06/15/2029	4.750%	1,676,000	1,368,795
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	1,957,000	1,744,310
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	1,286,000	1,075,741
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	1,903,000	1,722,692
Service Properties Trust
03/15/2024	4.650%	1,517,000	1,482,580
10/01/2024	4.350%	704,000	673,807
Total			19,391,816
Packaging 1.6%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	1,311,000	1,268,042
09/01/2029	4.000%	7,374,000	5,908,215
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
04/30/2025	5.250%	2,283,000	2,208,202
08/15/2026	4.125%	2,762,000	2,523,461
Canpack SA/US LLC(a)
11/15/2029	3.875%	6,176,000	4,951,931
Sealed Air Corp.(a)
02/01/2028	6.125%	492,000	484,491
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	3,440,000	3,252,004
Total			20,596,346

Columbia High Yield Bond Fund | Third Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 1.7%
1375209 BC Ltd.(a)
01/30/2028	9.000%	240,000	239,658
Bausch Health Companies, Inc.(a)
02/01/2027	6.125%	3,105,000	2,140,182
06/01/2028	4.875%	4,466,000	2,785,242
09/30/2028	11.000%	428,000	336,595
10/15/2030	14.000%	85,000	54,136
Endo Dac/Finance LLC/Finco, Inc.(a),(d)
06/30/2028	0.000%	1,684,000	111,479
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	2,601,000	2,221,991
Jazz Securities DAC(a)
01/15/2029	4.375%	1,990,000	1,763,115
Organon Finance 1 LLC(a)
04/30/2028	4.125%	8,273,000	7,299,294
04/30/2031	5.125%	6,662,000	5,678,078
Total			22,629,770
Property & Casualty 3.0%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	2,588,000	2,295,300
10/15/2027	6.750%	6,770,000	6,154,641
04/15/2028	6.750%	6,013,000	5,881,352
11/01/2029	5.875%	2,548,000	2,136,076
AssuredPartners, Inc.(a)
08/15/2025	7.000%	3,791,000	3,715,501
01/15/2029	5.625%	3,448,000	2,929,107
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	6,070,000	5,233,105
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	1,239,000	1,193,425
HUB International Ltd.(a)
05/01/2026	7.000%	1,215,000	1,198,714
12/01/2029	5.625%	2,230,000	1,917,983
MGIC Investment Corp.
08/15/2028	5.250%	460,000	429,931
Radian Group, Inc.
03/15/2025	6.625%	179,000	178,825
03/15/2027	4.875%	1,061,000	992,961
USI, Inc.(a)
05/01/2025	6.875%	4,898,000	4,831,439
Total			39,088,360
Restaurants 0.9%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	2,265,000	2,252,670
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%	1,120,000	969,285
01/15/2030	6.750%	2,566,000	2,126,212
IRB Holding Corp.(a)
06/15/2025	7.000%	2,830,000	2,830,000
Yum! Brands, Inc.
04/01/2032	5.375%	3,550,000	3,292,735
Total			11,470,902
Retailers 1.9%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	1,088,000	944,742
02/15/2032	5.000%	1,087,000	931,249
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	2,345,000	2,012,446
Hanesbrands, Inc.(a)
02/15/2031	9.000%	1,419,000	1,435,276
L Brands, Inc.(a)
07/01/2025	9.375%	745,000	788,426
10/01/2030	6.625%	3,925,000	3,720,281
L Brands, Inc.
06/15/2029	7.500%	735,000	737,190
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	4,393,000	3,590,330
Lithia Motors, Inc.(a)
01/15/2031	4.375%	1,665,000	1,385,845
Penske Automotive Group, Inc.
09/01/2025	3.500%	859,000	805,114
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	7,727,000	7,072,801
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	1,783,000	1,437,286
Total			24,860,986
Supermarkets 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2028	6.500%	2,045,000	2,033,257
SEG Holding LLC/Finance Corp.(a)
10/15/2028	5.625%	759,000	718,264
Total			2,751,521
Technology 7.6%
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	7,212,000	6,307,742
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	897,000	890,197
03/01/2026	9.125%	546,000	533,354

8	Columbia High Yield Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Camelot Finance SA(a)
11/01/2026	4.500%	2,158,000	1,985,350
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	4,129,000	3,564,580
07/01/2029	4.875%	5,282,000	4,561,603
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	3,106,000	2,457,666
Entegris Escrow Corp.(a)
04/15/2029	4.750%	3,522,000	3,202,816
06/15/2030	5.950%	4,088,000	3,812,228
Gartner, Inc.(a)
07/01/2028	4.500%	1,500,000	1,380,805
06/15/2029	3.625%	1,678,000	1,452,586
HealthEquity, Inc.(a)
10/01/2029	4.500%	4,486,000	3,919,710
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	4,210,000	3,430,388
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	4,281,000	3,494,650
Iron Mountain, Inc.(a)
09/15/2027	4.875%	3,207,000	2,963,934
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	8,896,000	4,265,432
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	6,639,000	5,279,144
NCR Corp.(a)
10/01/2028	5.000%	3,605,000	3,123,554
04/15/2029	5.125%	7,628,000	6,514,115
10/01/2030	5.250%	232,000	194,130
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	4,706,000	4,452,102
Picard Midco, Inc.(a)
03/31/2029	6.500%	6,609,000	5,727,420
PTC, Inc.(a)
02/15/2025	3.625%	723,000	687,238
02/15/2028	4.000%	1,043,000	947,319
Sabre GLBL, Inc.(a)
12/15/2027	11.250%	495,000	494,348
Sensata Technologies BV(a)
09/01/2030	5.875%	2,567,000	2,450,473
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	6,350,000	5,833,741
Synaptics, Inc.(a)
06/15/2029	4.000%	3,175,000	2,636,218
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	1,447,000	1,432,864
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verscend Escrow Corp.(a)
08/15/2026	9.750%	4,487,000	4,512,088
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	8,250,000	6,880,959
Total			99,388,754
Wireless 2.7%
Altice France Holding SA(a)
02/15/2028	6.000%	4,642,000	3,202,777
Altice France SA(a)
07/15/2029	5.125%	10,389,000	8,050,296
10/15/2029	5.500%	1,785,000	1,393,047
Sprint Capital Corp.
11/15/2028	6.875%	9,886,000	10,364,286
03/15/2032	8.750%	2,390,000	2,844,143
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	5,525,000	4,446,303
07/15/2031	4.750%	6,483,000	5,346,215
Total			35,647,067
Wirelines 1.7%
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	1,693,000	1,300,305
Frontier Communications Holdings LLC(a)
10/15/2027	5.875%	2,525,000	2,345,387
05/15/2030	8.750%	3,053,000	3,087,710
Iliad Holding SAS(a)
10/15/2026	6.500%	9,821,000	9,188,771
10/15/2028	7.000%	6,316,000	5,832,315
Total			21,754,488
Total Corporate Bonds & Notes (Cost $1,341,383,638)			1,202,813,888

Foreign Government Obligations(e) 0.5%

Canada 0.5%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	6,476,000	5,829,540
05/15/2029	4.250%	1,218,000	1,006,997
Total			6,836,537
Total Foreign Government Obligations (Cost $7,617,252)			6,836,537

Columbia High Yield Bond Fund | Third Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2023 (Unaudited)
Senior Loans 3.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.6%
8th Avenue Food & Provisions, Inc.(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 3.500% 10/01/2025	8.385%	5,831,078	5,098,578
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	12.385%	3,441,442	2,142,298
Total			7,240,876
Health Care 0.2%
Surgery Center Holdings, Inc.(f),(g)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 08/31/2026	8.360%	2,641,829	2,620,192
Media and Entertainment 1.0%
Cengage Learning, Inc.(f),(g)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	9.880%	13,518,316	12,750,205
Technology 1.2%
Applied Systems, Inc.(f),(g)
1st Lien Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 09/18/2026	9.080%	1,747,800	1,751,733
Ascend Learning LLC(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/11/2028	8.218%	3,139,290	2,942,645
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
2nd Lien Term Loan
1-month USD LIBOR + 5.750% Floor 0.500% 12/10/2029	10.385%	1,886,000	1,634,936
DCert Buyer, Inc.(f),(g)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	11.696%	2,702,000	2,502,727
UKG, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	8.575%	1,830,510	1,804,206
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	8.032%	1,883,820	1,844,259
2nd Lien Term Loan
1-month USD LIBOR + 5.250% Floor 0.500% 05/03/2027	10.032%	3,669,000	3,561,975
Total			16,042,481
Total Senior Loans (Cost $41,457,244)			38,653,754

Money Market Funds 2.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.748%(h),(i)	38,399,382	38,384,023
Total Money Market Funds (Cost $38,393,488)		38,384,023
Total Investments in Securities (Cost: $1,445,886,783)		1,298,893,354
Other Assets & Liabilities, Net		15,148,362
Net Assets		1,314,041,716

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2023, the total value of these securities amounted to $1,019,307,571, which represents 77.57% of total net assets.
(b)	Represents a security purchased on a forward commitment basis.
(c)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(d)	Represents a security in default.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	The stated interest rate represents the weighted average interest rate at February 28, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(g)	Variable rate security. The interest rate shown was the current rate as of February 28, 2023.
(h)	The rate shown is the seven-day current annualized yield at February 28, 2023.
10	Columbia High Yield Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(i)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.748%
	58,145,865	284,864,210	(304,625,158)	(894)	38,384,023	(4,709)	927,705	38,399,382
Abbreviation Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia High Yield Bond Fund | Third Quarter Report 2023	11

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT160_05_N01_(04/23)